Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON SMALL CO FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000318531
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2019
Prospectus Date	rr_ProspectusDate	Nov. 27, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A